Benefit plans (Details 3)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefit Plans
Discount rate	5.00%	5.00%	5.00%
Salary increase	1.00%	1.00%	1.00%
Inflation	48.00%	57.00%	50.00%